Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Details of the Purchase Price Allocation by Year of Acquisition
Details of the purchase price allocation in the year of acquisition are as follows:

Karel
Current assets, net of cash acquired	$11.5
Property, plant and equipment and other long-term assets	1.2
Goodwill	3.7
Current liabilities	(1.0)
Deferred income taxes and other-long-term liabilities	(0.5)
$14.9